Property, vessels and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, vessels and equipment [Abstract]
Summary of Property, Vessels and Equipment
Property, vessels and equipment as of December 31, 2019 and 2018 are summarized as follows:

	2019
	Net balances at beginning of year	Additions		Disposals		Transfers and others		Depreciation / loss from revaluation	Net balances at year end	Estimated useful lives (years)

Vessels	$782,673	$-		$200,119	(a) and (h)	$(337,211)	(b)	$30,405	$214,938	25
Shipyard	275	-		-		-		43	232	40
Major vessel maintenance	41,611	1,753		12,317		(1,979)		13,888	15,180	2.5
Buildings and facilities	238,901	4,891		-		67,484	(c)	11,616	299,660	20 & 25
Warehousing equipment	255	419		-		-		469	205	10
Computer equipment	581	249		-		-		374	456	3 & 4
Terminal equipment	7,390	280		-		20,345		1,980	26,035	10
Ground transportation equipment	5,366	1,621		602		36		1,394	5,027	4,5 & 10
Other equipment	7,079	446		-		4,663		1,296	10,892
	1,084,131	9,659		213,038		(246,662)		61,465	572,625
Lands	1,146,252	-		-		451,671	(c)	-	1,597,923
Constructions in progress	83,054	38,622	(d)	-		(6,804)		-	114,872
	$2,313,437	$48,281		$213,038		$198,205		$61,465	$2,285,420

	2018
	Net balances at beginning of year	Additions	Disposals		Transfers and others		Depreciation / loss from revaluation	Net balances at year end	Estimated useful lives (years)

Vessels	$1,118,250	$260	$125,019	(f)	$(162,962)	(e) and (h)	$47,856	$782,673	25
Shipyard	318	-	-		-		43	275	40
Major vessel maintenance	12,608	38,142	-		4,064		13,203	41,611	2.5
Buildings and facilities	242,204	5,732	-		604		9,639	238,901	20 & 25
Warehousing equipment	647	-	9		-		383	255	10
Computer equipment	556	459	-		47		481	581	3 & 4
Terminal equipment	6,885	2,252	-		(125)		1,622	7,390	10
Ground transportation equipment	3,751	2,052	1,153		1,940		1,224	5,366	4,5 & 10
Other equipment	7,641	361	-		313		1,236	7,079
	1,392,860	49,258	126,181		(156,119)		75,687	1,084,131
Lands	1,184,427	-	45,295	(g)	7,120		-	1,146,252
Constructions in progress	46,248	37,025	-		(219)		-	83,054
	$2,623,535	$86,283	$171,476		$(149,218)		$75,687	$2,313,437

(a)
On August 30, 2019, the sale of the vessel SMR Manzanillo to Bricor Servicios Portuarios Mexicanos, S.A. de C.V. by Transportación Marítima Mexicana, S.A. de C.V., a subsidiary of Grupo TMM, was complete for an amount of $15,703, generating a profit of $ 4,410.

(b)	It is comprised mainly of disposal of the TMM Colima vessel in the divestiture of Snekke, S.A. de C.V. of Grupo TMM for $339,038, which is partially offset by the revaluation surplus of $1,827.

(c)	Includes the surplus for revaluation of lands and properties for $310,833 and $66,518, respectively.

(d)	Corresponds to the construction of infrastructure for various projects related to the storage and transportation of hydrocarbons and refined petroleum products.

(e)	Includes the loss for revaluation of the year for $161,411.

(f)	On May 7, 2018, TMM Parcel Tankers, S.A. de C.V., subsidiary of Grupo TMM, completed the sale of the chemical tanker Maya to Yangzijiang Express Shipping PTE. LTD.

(g)
The sale agreement of the land located in Santiago Tlaltepoxco in the Municipality of Huehuetoca, State of Mexico, between Comercializadora Columbia, S.A. de C.V. and Inmobiliaria TMM, S.A. de C.V., a subsidiary of Grupo TMM, was entered into on March 27, 2018.

(h)
During 2018, the offshore vessel ‘Subsea 88’ suffered a major mishap in one of its areas and for which it stopped operating. As of December 31, 2018, Grupo TMM was making the corresponding insurance claims without a final settlement having been issued on the mishap as of that date. Since the repair of the ship requires a substantial time that affects future cash flows, Management recognized a loss in fair value in the amount of $206,076.

Cost Model Revalued Carrying Amounts
If the cost model had been used, the revalued carrying amounts for vessels, land and properties as of December 31, 2019 and 2018, would be as follows:

	2019	2018
Vessels	$108,414	$400,098
Lands	715,616	715,616
Properties	147,747	152,249
	$971,777	$1,267,963